Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue	€ 539.2	€ 531.3
United Kingdom
Disclosure of geographical areas [line items]
Revenue	109.9	106.3
Italy
Disclosure of geographical areas [line items]
Revenue	115.0	110.4
Germany
Disclosure of geographical areas [line items]
Revenue	88.1	82.6
France
Disclosure of geographical areas [line items]
Revenue	44.0	43.5
Sweden
Disclosure of geographical areas [line items]
Revenue	49.5	57.1
Norway
Disclosure of geographical areas [line items]
Revenue	31.0	32.7
Austria
Disclosure of geographical areas [line items]
Revenue	29.5	26.2
Spain
Disclosure of geographical areas [line items]
Revenue	19.7	20.8
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 52.5	€ 51.7